Document and Entity Information	Dec. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	Gemini Therapeutics, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39438
Entity Tax Identification Number	85-1612845
Entity Address, Address Line One	297 Boston Post Road #248
Entity Address, City or Town	Wayland
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01778
City Area Code	617
Local Phone Number	401-4400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816736
Amendment Flag	false